Paradigm Value Fund

4TH QUARTER | DECEMBER 31, 2015
FACT SHEET

Asset Class	Fund Net Assets	Inception Date	Symbol
Small-Cap Domestic Equity	$67 Million	1/1/2003	PVFAX

INVESTMENT OBJECTIVE

The Paradigm Value Fund (PVFAX) focuses on small companies that are often ignored by Wall Street. The Fund's management conducts extensive research to identify companies it believes are trading at an unwarranted discount to their peers and/or their long-term prospects. The goal is to find what we believe to be good companies with sound businesses and strong management teams whose stock prices don't reflect the value of the underlying company.

PERFORMANCE

			AVERAGE ANNUALIZED TOTAL RETURN (AS OF 12/31/15)				
	QTD	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Paradigm Value Fund	4.24%	1.35%	1.35%	8.15%	5.73%	6.38%	12.67%
Russell 2000® Value Index	2.88%	(7.47)%	(7.47)%	9.06%	7.67%	5.58%	9.40%
+/-	1.36%	8.82%	8.82%	(0.91)%	(1.94)%	0.80%	3.27%
Morningstar Small Blend Rank	14%	2%	2%	81%	88%	47%	–

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1] **The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.50% of the Value Fund's average daily net assets through April 30, 2016. The Fund's total annual operating expense is 1.97% including management fees and other expenses.**

TOP 10 HOLDINGS

	% of Total Net Assets[2]
United Financial Bancorp	3.2
Foot Locker, Inc.	2.9
Mid-America Apartment Communities Inc.	2.9
j2 Global, Inc.	2.9
Tower International, Inc.	2.9
EMCOR Group Inc.	2.8
MEDNAX, Inc.	2.7
Air Transport Services Group, Inc.	2.7
Microsemi Corporation	2.7
American Eagle Outfitters, Inc.	2.6
Total	28.3

SECTOR ALLOCATION

	% of Total Net Assets[2]	Russell 2000 Value Index
Consumer Discretionary	18.5	9.8
Consumer Staples	0.0	3.2
Energy	4.4	3.4
Financials	19.6	44.1
Health Care	10.5	4.6
Industrials	15.4	12.7
Information Technology	29.4	10.6
Materials	2.2	3.3
Telecomm. Services	0.0	1.0
Utilities	0.0	7.3
Total	100.0	100.0

- Research-driven approach to identifying hidden value
- Track record of downside protection
- Tax-efficient, low-turnover strategy

MORNINGSTAR RATING

Overall	Among 638
★★	Small Blend Funds

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

FUND FACTS

- Median Market Cap (Billions): $0.9
- Price/Book Ratio: 2.1x
- Turnover (1-year): 14%
- Number of Holdings: 61
- Standard Deviation (5-year): 14.0%
- Net Expense Ratio: 1.50%[1]

OVERALL LIPPER RATINGS

2 Total Return	2 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 12/31/15. The Fund received a Lipper Leader designation for Tax Efficiency among 686 funds.

PARADIGM
CAPITAL MANAGEMENT

GROWTH OF $10,000 INVESTMENT


Paradigm Value Fund
Russell 2000® Value Index
$47,177
$32,155
$55,000
$44,000
$33,000
$22,000
$11,000
$0
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

This chart illustrates an investment of $10,000 in Paradigm Value Fund on January 1, 2003, including reinvestment of dividends and distributions.

INVESTMENT PROFESSIONALS

Candace King Weir
Chief Investment Officer, Co-Portfolio Manager
- Investment professional since 1966

Amelia Weir
Senior Vice President, Co-Portfolio Manager
- Investment professional since 1999

Scott M. Bruce, CFA
Vice President, Co-Portfolio Manager
- Investment professional since 1985

RISK PROFILE


5-YEAR ANNUALIZED RISK/REWARD
MORE RETURN, LOWER RISK
MORE RETURN, MORE RISK
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
Russell 2000® Value Index (Total Return)
Paradigm Value Fund
ANNUALIZED RETURN (%)
ANNUALIZED STANDARD DEVIATION
10.7
9.2
7.7
6.2
4.7
13.2
14.2
15.2
16.2
17.2
5-YEAR MARKET CAPTURE
MORE UPSIDE, LESS DOWNSIDE
MORE UPSIDE, MORE DOWNSIDE
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
Russell 2000® Value Index (Total Return)
Paradigm Value Fund
UPSIDE CAPTURE (%)
DOWNSIDE CAPTURE (%)
130.0
115.0
100.0
85.0
70.0
80.0
90.0
100.0
110.0
120.0

CONTACT US

For more information please contact:
800.239.0732
www.paradigmcapital.com

CUSIP

69901E104

REDEMPTION FEE

- For shares held less than 90 days: 2%

IMPORTANT INFORMATION

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Fund primarily invests in small capitalization companies (less than $2.5 billion). Small capitalization companies can be riskier investments than larger companies.

This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[2] Holdings are subject to change and may not be representative of current or future holdings.

[3] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 12/31/15, the Paradigm Value Fund had a 2-star rating for the 3-year period (638 funds) and a 2-star rating for the 5-year period (564 funds), and a 3-star rating for the 10-year period (366 funds) and a 2-star rating for the Overall period (638 funds). © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 12/31/15, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Value Fund is in the Lipper equity funds category and received a score of 1 for Total Return for the 3-year period (678 funds), and scored a 1 for the 5-year period (603 funds) and a score of 3 for the 10-year period (393 funds) and a score of 2 for the Overall period (678 funds). For Tax Efficiency, the Fund received a score of 1 for the 3-year (686 funds), and a score of 2 for the 5-year (608 funds), and a score of 3 for the 10-year period (397 funds) and a score of 2 for the Overall period (686 funds). Not FDIC-Insured. May Lose Value. No Bank Guarantee.

Paradigm Opportunity Fund

4TH QUARTER | DECEMBER 31, 2015
FACT SHEET

Asset Class Small-Cap Domestic Equity | **Fund Net Assets** $6 Million | **Inception Date** 1/1/2005 | **Symbol** PFOPX

INVESTMENT OBJECTIVE

The Paradigm Opportunity Fund (PFOPX) takes a focused, high-conviction approach to investing in small-cap stocks. The Fund's management conducts extensive research to identify what we believe to be quality businesses with sustainable, competitive advantages, strong management teams, and high cash flow generation. We attempt to acquire these businesses when they are trading at an unwarranted discount to what we believe is their intrinsic value. Sector weights and position sizes are driven by manager conviction and liquidity.

PERFORMANCE

			AVERAGE ANNUALIZED TOTAL RETURN (AS OF 12/31/15)				
	QTD	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Paradigm Opportunity Fund	1.91%	(4.76)%	(4.76)%	9.65%	6.78%	5.80%	5.97%
Russell 2000® Index	3.59%	(4.41)%	(4.41)%	11.65%	9.19%	6.80%	6.60%
+/-	(1.68)%	(0.35)%	(0.35)%	(2.00)%	(2.41)%	(1.00)%	(0.63)%
Morningstar Small Blend Rank	69%	53%	53%	71%	81%	65%	–

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1] **The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.25% of the Opportunity Fund's average daily net assets through April 30, 2016. The Fund's total annual operating expense is 2.01% including management fees and other expenses.**

TOP 10 HOLDINGS

	% of Total Net Assets[2]
j2 Global, Inc.	5.2
Mid-America Apartment Communities Inc.	4.8
Foot Locker, Inc.	4.7
Microsemi Corporation	4.5
Rovi Corporation	4.4
Skyworks Solutions, Inc.	4.2
Qorvo, Inc.	3.9
AtriCure, Inc.	3.8
Regal Entertainment Group	3.6
Convergys Corp.	3.4
Total	42.5

SECTOR ALLOCATION

	% of Total Net Assets[2]	Russell 2000 Index
Consumer Discretionary	18.2	12.9
Consumer Staples	0.0	3.3
Energy	3.1	2.1
Financials	5.1	25.8
Health Care	12.5	16.5
Industrials	8.8	13.5
Information Technology	46.2	17.6
Materials	6.1	3.7
Telecomm. Services	0.0	1.0
Utilities	0.0	3.7
Total	100.0	100.0

- Focused, high-conviction portfolio
- High-quality approach to value investing

MORNINGSTAR RATING

Overall	Among 638
★★★	Small Blend Funds

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

FUND FACTS

- Median Market Cap (Billions): $2.4
- Price/Book Ratio: 2.4x
- Turnover (1-year): 16%
- Number of Holdings: 32
- Standard Deviation (5-year): 13.8%
- Net Expense Ratio: 1.26%[1]

OVERALL LIPPER RATINGS

2 Total Return	5 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 12/31/15. The Fund received a Lipper Leader designation for Tax Efficiency among 686 funds.

PARADIGM CAPITAL MANAGEMENT

GROWTH OF $10,000 INVESTMENT


$25,000
$20,000
$15,000
$10,000
$5,000
$0
Paradigm Opportunity Fund
Russell 2000® Index
$20,192
$18,915
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

This chart illustrates an investment of $10,000 in Paradigm Opportunity Fund on January 1, 2005, including reinvestment of dividends and distributions.

RISK PROFILE

5-YEAR ANNUALIZED RISK/REWARD


ANNUALIZED RETURN(%)
13.2
11.2
9.2
7.2
5.2
MORE RETURN, LOWER RISK
MORE RETURN, MORE RISK
Russell 2000® Index (Total Return)
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
Paradigm Opportunity Fund
11.8
13.8
15.8
17.8
19.8

5-YEAR MARKET CAPTURE


UPSIDE CAPTURE(%)
130.0
115.0
100.0
85.0
70.0
MORE UPSIDE, LESS DOWNSIDE
MORE UPSIDE, MORE DOWNSIDE
Russell 2000® Index (Total Return)
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
Paradigm Opportunity Fund
90.0
95.0
100.0
105.0
110.0

INVESTMENT PROFESSIONALS

Candace King Weir

Chief Investment Officer, Co-Portfolio Manager

- Investment professional since 1966

Amelia Weir

Senior Vice President, Co-Portfolio Manager

- Investment professional since 1999

CONTACT US

For more information please contact:

800.239.0732

www.paradigmcapital.com

CUSIP

69901E203

REDEMPTION FEE

- For shares held less than 90 days: 2%

IMPORTANT INFORMATION

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Fund primarily invests in small capitalization companies (less than $2.5 billion). Small capitalization companies can be riskier investments than larger companies.

This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[2] Holdings are subject to change and may not be representative of current or future holdings.

[3] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell 2000® Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 12/31/15, the Paradigm Opportunity Fund had a 2-star rating for the 3-year period (638 funds) and a 2-star rating for the 5-year period (564 funds) and 3-star rating for the 10-year period (366 funds) and a 3-star rating for the Overall period (638 funds). © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 12/31/15, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Opportunity Fund is in the Lipper equity funds category and received a score of 2 for Total Return for the 3-year period (678 funds), and a score of 1 for the 5-year period (603 funds) and a score of 2 for the 10-year period (393 funds) and a score of 2 for the Overall period (678 funds). For Tax Efficiency, the Fund received a score of 4 for the 3-year period (686 funds), and a score of 4 for the 5-year period (608 funds), and a score of 5 for the 10-year period (397 funds) and a score of 5 for the Overall period (686) funds. Not FDIC-Insured. May Lose Value. No Bank Guarantee.

Paradigm Select Fund

4TH QUARTER | DECEMBER 31, 2015
FACT SHEET

Asset Class	Fund Net Assets	Inception Date	Symbol
Small-Cap Domestic Equity	$5 Million	1/1/2005	PFSLX

INVESTMENT OBJECTIVE

Paradigm's Select Fund (PFSLX) focuses on small- to mid-cap equities whose price does not accurately reflect what we believe to be the true earnings potential of the company. Rigorous in-house analysis informed by ongoing dialogue with management and industry leaders culminates in an insight into corporate strategy, competitive dynamics, near-term risks, and a long-term earnings outlook. Stocks are selected for the portfolios based on return potential, conviction, and an evaluation of stock-specific and portfolio risk. Our goal is to outperform the Russell 2500 over time with lower volatility.

- Seeks lower-volatility exposure to small-cap market by investing in slightly larger "SMid-Cap" companies
- Track record of downside protection
- Tax-efficient, low-turnover strategy

PERFORMANCE

			AVERAGE ANNUALIZED TOTAL RETURN (AS OF 12/31/15)				
	QTD	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Paradigm Select Fund	4.83%	(1.26)%	(1.26)%	11.12%	8.82%	7.69%	8.08%
Russell 2500® Index	3.28%	(2.90)%	(2.90)%	12.46%	10.32%	7.56%	7.61%
+/-	1.55%	1.64%	1.64%	(1.34)%	(1.50)%	0.13%	0.47%
Morningstar Small-Cap Blend Rank	8%	12%	12%	51%	47%	18%	–

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1] **The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.15% of the Select Fund's average daily net assets through April 30, 2016. The Fund's total annual operating expense is 1.50% including management fees and other expenses.**

MORNINGSTAR RATING

Overall	Among 638
★★★★	Small Blend Funds

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

FUND FACTS

- Median Market Cap (Billions): $2.5
- Price/Book Ratio: 2.4x
- Turnover (1-year): 20%
- Number of Holdings: 72
- Standard Deviation (5-year): 13.4%
- Net Expense Ratio: 1.15%[1]

TOP 10 HOLDINGS

	% of Total Net Assets[2]
Globus Medical, Inc.	3.7
Masimo Corporation	3.1
j2 Global, Inc.	2.8
Rovi Corporation	2.7
Microsemi Corporation	2.7
PerkinElmer Inc.	2.6
Foot Locker, Inc.	2.4
Alcoa, Inc.	2.4
Mid-America Apartment Communities Inc.	2.4
Skyworks Solutions, Inc.	2.2
Total	27.0

SECTOR ALLOCATION

	% of Total Net Assets[2]	Russell 2500 Index
Consumer Discretionary	15.1	13.9
Consumer Staples	0.0	3.0
Energy	4.1	2.6
Financials	10.5	25.8
Health Care	18.0	12.8
Industrials	9.6	15.1
Information Technology	33.2	14.9
Materials	9.5	6.0
Telecomm. Services	0.0	0.9
Utilities	0.0	4.9
Total	100.0	100.0

OVERALL LIPPER RATINGS

4 Total Return	2 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 12/31/15. The Fund received a Lipper Leader designation for Tax Efficiency among 686 funds.

PARADIGM
CAPITAL MANAGEMENT

GROWTH OF $10,000 INVESTMENT


Paradigm Select Fund
Russell 2500® Index
$24,144
$23,505
$30,000
$24,000
$18,000
$12,000
$6,000
$0
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

This chart illustrates an investment of $10,000 in Paradigm Select Fund on January 1, 2005, including reinvestment of dividends and distributions.

RISK PROFILE


5-YEAR ANNUALIZED RISK/REWARD
MORE RETURN, LOWER RISK
MORE RETURN, MORE RISK
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
Russell 2500® Index (Total Return)
Paradigm Select Fund
ANNUALIZED RETURN(%)
ANNUALIZED STANDARD DEVIATION
12.3
11.3
10.3
9.3
8.3
12.6
13.6
14.6
15.6
16.6


5-YEAR MARKET CAPTURE
MORE UPSIDE, LESS DOWNSIDE
MORE UPSIDE, MORE DOWNSIDE
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
Russell 2500® Index (Total Return)
Paradigm Select Fund
UPSIDE CAPTURE(%)
DOWNSIDE CAPTURE(%)
120.0
110.0
100.0
90.0
80.0
90.0
95.0
100.0
105.0
110.0

INVESTMENT PROFESSIONALS

Candace King Weir

Chief Investment Officer, Co-Portfolio Manager
- Investment professional since 1966

Amelia Weir

Senior Vice President, Co-Portfolio Manager
- Investment professional since 1999

CONTACT US

For more information please contact:

800.239.0732

www.paradigmcapital.com

CUSIP

69901E302

REDEMPTION FEE

- For shares held less than 90 days: 2%

IMPORTANT INFORMATION

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase. Small capitalization companies can be riskier investments than larger companies.

This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[2] Holdings are subject to change and may not be representative of current or future holdings.

[3] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell 2500® Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 12/31/15, the Paradigm Select Fund had a 3-star rating for the 3-year period (638 funds) and a 3-star rating for the 5-year period (564 funds), and a 5-star rating for the 10 year period (366 funds) and overall the Select Fund had a 4-star rating (638 funds). Paradigm Select Fund is in the Small Blend category tracked by Morningstar. © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 12/31/15, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Select Fund is in the Lipper equity funds category and received a score of 3 for Total Return for the 3-year period (678 funds) and a score of 3 for the 5-year period (603 funds) and a score of 5 for the 10-year period (393 funds) and finally a score of 4 for the Overall period (678 funds). For Tax Efficiency, the Fund received a score of 1 for the 3-year period (686 funds) and a score of 2 for the 5-year period (608 funds), and a score of 3 for the 10 year period (397 funds) and a score of 2 for the Overall period (686 funds). Not FDIC-Insured. May Lose Value. No Bank Guarantee.

Paradigm Micro-Cap Fund

4TH QUARTER | DECEMBER 31, 2015
FACT SHEET

Asset Class	Fund Net Assets	Inception Date	Symbol
Micro-Cap Domestic Equity	$42 Million	1/1/2008	PVIVX

INVESTMENT OBJECTIVE

The Paradigm Micro-Cap Fund (PVIVX) offers focused, carefully selected exposure to the smallest segment of the U.S. equity market. These small companies are often overlooked by Wall Street and other mutual funds, yet they offer high return potential. It is an asset class that demands specialized expertise, and the managers of the Paradigm Micro-Cap Fund have been dedicated to this subset of the market since 1972. PVIVX was managed under a previous mandate and team until December 27, 2011.

PERFORMANCE

			AVERAGE ANNUALIZED TOTAL RETURN (AS OF 12/31/15)			
	QTD	YTD	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
Paradigm Micro-Cap Fund	7.54%	(10.05)%	(10.05)%	9.00%	7.35%	5.44%
Russell Microcap® Index	3.74%	(5.16)%	(5.16)%	12.70%	9.23%	5.53%
+/-	3.80%	(4.89)%	(4.89)%	(3.70)%	(1.88)%	(0.09)%
Morningstar Small-Cap Blend Rank	3%	88%	88%	76%	73%	—

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

TOP 10 HOLDINGS

	% of Total Net Assets[1]
Lattice Semiconductor Corporation	4.6
Caleres, Inc.	4.4
Omnicell, Inc.	4.4
Ply Gem Holdings, Inc.	4.1
Francesca's Holdings Corporation	3.7
MaxLinear, Inc.	3.5
RTI Surgical, Inc.	3.4
Globus Medical, Inc.	3.3
Imprivata, Inc.	3.2
Ducommun Incorporated	3.1
Total	37.7

SECTOR ALLOCATION

	% of Total Net Assets[2]	Russell Microcap Index
Consumer Discretionary	22.2	11.4
Consumer Staples	2.2	2.3
Energy	0.0	2.5
Financials	0.0	30.1
Health Care	15.8	20.6
Industrials	23.3	12.7
Information Technology	34.8	14.1
Materials	1.7	3.1
Telecomm. Services	0.0	1.9
Utilities	0.0	1.3
Total	100.0	100.0

- True micro-cap exposure
- Concentrated, best-ideas approach
- Proven management team focused on the micro-cap market

MORNINGSTAR RATING

Overall	Among 638 Small Blend Funds
★★	

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

FUND FACTS

- Median Market Cap (Billions): $0.3
- Price/Book Ratio: 2.3x
- Turnover (1-year): 73%
- Number of Holdings: 40
- Standard Deviation (3-year): 16.7%
- Expense Ratio: 1.25%

OVERALL LIPPER RATINGS

2 Total Return	3 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 12/31/15. The Fund received a Lipper Leader designation for Tax Efficiency among 261 funds.

PARADIGM
CAPITAL MANAGEMENT

Paradigm Micro-Cap Fund (PVIVX)

4TH QUARTER | DECEMBER 31, 2015

GROWTH OF $10,000 INVESTMENT



Paradigm Micro-Cap Fund
Russell Microcap® Index
$21,500
$18,000
$14,500
$11,000
$7,500
$4,000
2008
2009
2010
2011
2012
2013
2014
2015
$16,531
$15,276

This chart illustrates an investment of $10,000 in Paradigm Micro-Cap Fund on January 1, 2008, including reinvestment of dividends and distributions.

RISK PROFILE



5-YEAR ANNUALIZED RISK/REWARD
ANNUALIZED RETURN (%)
11.6
10.4
9.2
8.0
6.8
MORE RETURN, LOWER RISK
MORE RETURN, MORE RISK
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
Russell Microcap® Index (Total Return)
Paradigm Micro-Cap Fund
15.5
16.0
16.5
17.0
17.5
ANNUALIZED STANDARD DEVIATION



5-YEAR MARKET CAPTURE
UPSIDE CAPTURE (%)
120.0
110.0
100.0
90.0
80.0
MORE UPSIDE, LESS DOWNSIDE
MORE UPSIDE, MORE DOWNSIDE
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
Russell Microcap® Index (Total Return)
Paradigm Micro-Cap Fund
90.0
95.0
100.0
105.0
110.0
DOWNSIDE CAPTURE (%)

INVESTMENT PROFESSIONALS

Candace King Weir

Chief Investment Officer, Co-Portfolio Manager

- Investment professional since 1966

Amelia Weir

Senior Vice President, Co-Portfolio Manager

- Investment professional since 1999

CONTACT US

For more information please contact:

800.239.0732

www.paradigmcapital.com

CUSIP

69901E500

REDEMPTION FEE

- For shares held less than 90 days: 2%

IMPORTANT INFORMATION

The Micro-Cap Fund (formerly the Paradigm Intrinsic Value Fund) invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a microcap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Please note that these market capitalization measures will fluctuate over time. The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects. Micro capitalization companies can be riskier investments than larger companies.

This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[1] Holdings are subject to change and may not be representative of current or future holdings.

[2] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell Microcap® Index is an unmanaged index of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the Russell 2000 index based on a combination of their market cap and current index membership and it includes the next 1,000 securities. Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 12/31/15, the Paradigm Micro-Cap Fund had a 2-star rating for the 3-year period (638 funds), a 2-star rating for the 5-year period (564 funds), and a 2-star rating for the Overall period (638 funds). © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 12/31/15, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Micro-Cap Fund is in the Lipper equity funds category and received a score of 2 for Total Return for the 3-year period (260 funds) and a score of 2 for the 5-year period (226 funds) and a score of 2 for the Overall period (260 funds). For Tax Efficiency, the Fund received a score of 3 for the 3-year, 4 for the 5-year and 3 for the Overall period among 261, 227 and 261 funds respectively. Not FDIC-Insured. May Lose Value. No Bank Guarantee.